PLEDGED ASSETS, COLLATERAL, COMMITMENTS AND GUARANTEES (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Credit Commitments
Credit Commitments	$ 884,327,000,000	$ 915,003,000,000
Commercial and similar letters of credit
Credit Commitments
Credit Commitments	7,311,000,000	8,910,000,000
One-to four-family residential mortgages
Credit Commitments
Credit Commitments	3,893,000,000	3,504,000,000
Revolving open-end loans secured by one- to four-family residential properties
Credit Commitments
Credit Commitments	18,176,000,000	19,326,000,000
Commercial real estate, construction and land development
Credit Commitments
Credit Commitments	3,496,000,000	1,968,000,000
Credit card lines
Credit Commitments
Credit Commitments	620,700,000,000	653,985,000,000
Commercial and other consumer loan commitments
Credit Commitments
Credit Commitments	228,492,000,000	224,109,000,000
Commercial and other consumer loan commitments, original maturity of less than one year	53,000,000,000	65,000,000,000
Other commitments and contingencies
Credit Commitments
Credit Commitments	2,259,000,000	3,201,000,000
U.S.
Credit Commitments
Credit Commitments	645,751,000,000
U.S. | Commercial and similar letters of credit
Credit Commitments
Credit Commitments	1,427,000,000
U.S. | One-to four-family residential mortgages
Credit Commitments
Credit Commitments	2,397,000,000
U.S. | Revolving open-end loans secured by one- to four-family residential properties
Credit Commitments
Credit Commitments	14,897,000,000
U.S. | Commercial real estate, construction and land development
Credit Commitments
Credit Commitments	2,067,000,000
U.S. | Credit card lines
Credit Commitments
Credit Commitments	485,569,000,000
U.S. | Commercial and other consumer loan commitments
Credit Commitments
Credit Commitments	138,219,000,000
U.S. | Other commitments and contingencies
Credit Commitments
Credit Commitments	1,175,000,000
Outside U.S.
Credit Commitments
Credit Commitments	238,576,000,000
Outside U.S. | Commercial and similar letters of credit
Credit Commitments
Credit Commitments	5,884,000,000
Outside U.S. | One-to four-family residential mortgages
Credit Commitments
Credit Commitments	1,496,000,000
Outside U.S. | Revolving open-end loans secured by one- to four-family residential properties
Credit Commitments
Credit Commitments	3,279,000,000
Outside U.S. | Commercial real estate, construction and land development
Credit Commitments
Credit Commitments	1,429,000,000
Outside U.S. | Credit card lines
Credit Commitments
Credit Commitments	135,131,000,000
Outside U.S. | Commercial and other consumer loan commitments
Credit Commitments
Credit Commitments	90,273,000,000
Outside U.S. | Other commitments and contingencies
Credit Commitments
Credit Commitments	$ 1,084,000,000